                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ________________
      This Amendment (Check only one.): [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number:   28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William E. Pappendick IV
Title:   Managing Director
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

     /s/ William E. Pappendick IV          Boston, MA               11/14/11
    ------------------------------        -------------             --------
             [Signature]                  [City, State]              [Date]

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., which is the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Management, LLC is also the general partner of Brookside Capital Investors II, L.P., which is the general partner of Brookside Capital Trading Fund, L.P.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     4
                                            ------------

Form 13F Information Table Entry Total:               55
                                            ------------

Form 13F Information Table Value Total:        4,836,136
                                            ------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number                  Name

      1         28-06924                  Brookside Capital Investors, L.P.
      2         28-06946                  Brookside Capital Partners Fund, L.P.
      3         28-13491                  Brookside Capital Trading Fund, L.P.
      4         28-13492                  Brookside Capital Investors II, L.P.

                        BROOKSIDE CAPITAL MANAGEMENT, LLC
                    FORM 13F INFORMATION TABLE AS OF 09/30/11

                                                                MARKET
                                                              VALUE LONG                INVESMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS       CUSIP        x1000       SHARES     DISCRETION   MANAGERS   SOLE    SHARE   NONE
----------------------------   ----------------   ---------   ----------   ----------   ----------   --------   --------------------
ACORDA THERAPEUTICS INC        COM                00484M106   $    9,011      451,443                            X
ACTIVISION BLIZZARD INC        COM                00507V109   $      595       50,000                            X
AKAMAI TECHNOLOGIES INC        COM                00971T101   $  116,611    5,865,758                            X
ALLOT COMMUNICATIONS LTD       COM                M0854Q105   $   33,410    3,426,638                            X
APPLE INC                      COM                037833100   $  152,719      400,500                            X
ARIBA INC                      COM                04033V203   $   41,964    1,514,415                            X
BANKRATE INC DEL               COM                06647F102   $   22,815    1,500,000                            X
BED BATH & BEYOND INC          COM                075896100   $  134,190    2,341,482                            X
BROADCOM CORP                  CL A               111320107   $  228,247    6,856,311                            X
CARMAX INC                     COM                143130102   $   67,784    2,842,084                            X
CELANESE CORP DEL              COM                150870103   $   92,322    2,838,071                            X
CELGENE CORP                   COM                151020104   $  194,043    3,134,273                            X
CHECK POINT SOFTWARE TECH LT   COM                M22465104   $  247,281    4,686,901                            X
CIENA CORP                     COM                171779309   $   87,810    7,840,215                            X
CORNING INC                    COM                219350105   $   92,611    7,492,766                            X
CTRIP COM INTL LTD             AMERICAN DEP SHS   22943F100   $  159,263    4,952,968                            X
EATON CORP                     COM                278058102   $  104,901    2,954,946                            X
E M C CORP MASS                COM                268648102   $  331,770   15,806,109                            X
EXPRESS SCRIPTS INC            COM                302182100   $  154,809    4,176,120                            X
FOSSIL INC                     COM                349882100   $   27,325      337,100                            X
GOLAR LNG LTD BERMUDA          COM                G9456A100   $   45,964    1,446,318                            X
GOLDMAN SACHS GROUP INC        COM                38141G104   $  195,873    2,071,635                            X
GOODRICH CORP                  COM                382388106   $  168,481    1,396,096                            X
HOME INNS & HOTELS MGMT INC    COM                43713W107   $   31,481    1,221,604                            X
IDENIX PHARMACEUTICALS INC     COM                45166R204   $   47,343    9,487,500                            X
JINKOSOLAR HLDG CO LTD         COM                47759T100   $    4,777      982,825                            X
JUNIPER NETWORKS INC           COM                48203R104   $   30,498    1,766,994                            X
KINDER MORGAN INC DEL          COM                49456B101   $  155,721    6,014,700                            X
LAS VEGAS SANDS CORP           COM                517834107   $   67,562    1,762,170                            X
LYONDELLBASELL INDUSTRIES N    COM                N53745100   $   62,204    2,546,200                            X
MACYS INC                      COM                55616P104   $  123,228    4,681,932                            X
MAP PHARMACEUTICALS INC        COM                56509R108   $   43,853    2,999,526                            X
MATTERSIGHT CORP               COM                577097108   $    1,978      486,031                            X
MEAD JOHNSON NUTRITION CO      COM                582839106   $  103,822    1,508,383                            X
MELCO CROWN ENTMT LTD          ADR                585464100   $  100,420   12,084,289                            X
NANOSPHERE INC                 COM                63009F105   $    3,580    3,580,180                            X
NEOPHOTONICS CORP              COM                64051T100   $      860      125,000                            X
NETFLIX INC                    COM                64110L106   $   34,321      303,000                            X
NEWS CORP                      CL A               65248E104   $  186,099   12,021,898                            X
NII HLDGS INC                  COM                62913F201   $   56,969    2,113,889                            X
POLYPORE INTL INC              COM                73179V103   $   37,616      665,526                            X
QUALCOMM INC                   COM                747525103   $  138,596    2,850,000                            X
SEADRILL LIMITED               SHS                G7945E105   $   39,749    1,443,832                            X
SEQUENOM INC                   COM                817337405   $    1,315      257,899                            X
SINA CORP                      COM                G81477104   $   36,955      516,063                            X
STREAM GLOBAL SVCS INC         COM                86323M100   $    2,575    1,250,000                            X
SUCCESSFACTORS INC             COM                864596101   $   50,800    2,209,657                            X
TEKELEC                        COM                879101103   $   39,042    6,463,954                            X
TENGION INC                    COM                88034G109   $      295      546,914                            X
TYCO INTERNATIONAL LTD         COM                H89128104   $   89,477    2,195,753                            X
UNITED TECHNOLOGIES CORP       COM                913017109   $   58,047      825,000                            X
VERIFONE SYS INC               COM                92342Y109   $   94,037    2,685,237                            X
VERTEX PHARMACEUTICALS INC     COM                92532F100   $  230,736    5,189,741                            X
VONAGE HLDGS CORP              COM                92886T201   $   17,604    6,770,958                            X
YOUKU COM INC                  SPONSORED ADR      98742U100   $  234,778   14,350,762   ***                      X

***Ownership represents 1,826,857 ADR plus 224,782,288 ordinary shares convertible to ADR on an 18:1 basis***